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[SECURITY BENEFIT LOGO]

January 10, 2008

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XIV 1940 Act Registration Number: 811-10011 1933 Act Registration Numbers: 333-41180 and 333-120399 CIK: 0001116625 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the "Act"), SBL Variable Annuity Account XIV, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies listed below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Equity Funds	0000105377	January 4, 2008
American Century Mutual Funds, Inc.	0000100334	January 2, 2008
Aston Funds	0000912036	January 7, 2008
Calamos Investment Trust	0000826732	December 20, 2007
Dryden Small-Cap Core Equity Fund Inc.	0001032903	December 28, 2007
Fidelity Advisor Series VIII	0000729218	December 28, 2007
Goldman Sachs Trust	0000822977	January 9, 2008
Legg Mason Partners Variable Equity Trust	0001176343	December 28, 2007
Lehman Brothers Income Funds	0000723620	January 7, 2008
Wells Fargo Funds Trust	0001081400	January 2, 2008

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001